UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Brookfield Infrastructure Partners L.P.	Share capital	Retained earnings	Ownership changes	Accumulated other comprehensive income	Non-controlling interest
Beginning balance at Dec. 31, 2024	$ 2,222	$ (1,253)	$ 1	$ 509	$ (2,344)	$ 581	$ 3,475
Net (loss) income	453	(88)		(88)			541
Other comprehensive income	54	103				103	(49)
Comprehensive income (loss)	507	15		(88)		103	492
Capital provided by non-controlling interest	(176)						(176)
Distributions to non-controlling interest	(342)						(342)
Ending balance at Jun. 30, 2025	2,211	(1,238)	1	421	(2,344)	684	3,449
Beginning balance at Mar. 31, 2025	2,822	(840)	1	898	(2,344)	605	3,662
Net (loss) income	(309)	(477)		(477)			168
Other comprehensive income	65	79				79	(14)
Comprehensive income (loss)	(244)	(398)		(477)		79	154
Capital provided by non-controlling interest	(171)						(171)
Distributions to non-controlling interest	(196)						(196)
Ending balance at Jun. 30, 2025	2,211	(1,238)	1	421	(2,344)	684	3,449
Beginning balance at Dec. 31, 2025	2,005	(1,299)	1	268	(2,344)	776	3,304
Net (loss) income	97	(195)		(195)			292
Other comprehensive income	(81)	(46)				(46)	(35)
Comprehensive income (loss)	16	(241)		(195)		(46)	257
Capital provided by non-controlling interest	46						46
Distributions to non-controlling interest	(268)						(268)
Ending balance at Jun. 30, 2026	1,799	(1,540)	1	73	(2,344)	730	3,339
Beginning balance at Mar. 31, 2026	1,910	(1,460)	1	156	(2,344)	727	3,370
Net (loss) income	61	(83)		(83)			144
Other comprehensive income	4	3				3	1
Comprehensive income (loss)	65	(80)		(83)		3	145
Distributions to non-controlling interest	(176)						(176)
Ending balance at Jun. 30, 2026	$ 1,799	$ (1,540)	$ 1	$ 73	$ (2,344)	$ 730	$ 3,339